FPA Funds Trust

FPA Crescent Fund

Institutional Class (FPACX)

Supplement dated January 26, 2021 to the

Prospectus dated April 30, 2020, as supplemented

This Supplement amends information in the Prospectus for the Institutional Class of the FPA Crescent Fund (the “Fund”), a series of FPA Funds Trust, dated April 30, 2020, as supplemented.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpa.com or calling us at (800) 638-3060.

Effective immediately, the following changes to the Prospectus are made:

On page 2 of the Prospectus, the second footnote to the fee table is replaced in its entirety with the following:

First Pacific Advisors, LP (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for operating expenses in excess of 0.05% of the average net assets of the Fund, excluding management fees, administrative service fees, short sale dividend expenses and interest expenses on cash deposits relating to short sales, brokerage fees and commissions, redemption liquidity service expenses, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business, through September 4, 2021. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.

On pages 10 and 11 of the Prospectus, in second paragraph the sentence beginning, “For example, the minimums listed above. . .” in the section titled “Purchase and Sale of Fund Shares, Purchase and Investment Minimums, How to Buy Fund Shares” is replaced in its entirety with the following:

For example, the minimums listed above may be waived or lowered for investors who are Trustees or officers of the Fund, employees of the Adviser and/or customers of certain financial intermediaries that hold the Fund's shares in certain omnibus accounts, and investments in the Fund by ReFlow in connection with the ReFlow liquidity program (described in additional detail below under “Management of the Fund”), at the discretion of the officers of the Fund.

In the section titled “Management of the Fund” on page 26 of the Prospectus, beneath the “Portfolio Managers” subsection, a new subsection titled “ReFlow Liquidity Program” is added containing the following:

ReFlow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 14 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.20% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. This fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will purchase Institutional Class shares of the Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s redemption-in-kind policies described under “Other Shareholder Services” below. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are not subject to the Fund’s 2% redemption fee nor its excessive trading limitations described in “2% Redemption Fee” and “Excessive Trading and Market Timing” below. The Fund’s Board of Trustees has approved the Fund’s use of the ReFlow program.

The Adviser believes that the program may assist in stabilizing the Fund’s net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so. To the extent the Fund’s net assets do not decline, the Adviser may also benefit.

On page 31 of the Prospectus, the sentence beginning, “Further, the Fund may not apply the redemption fee to certain types of redemptions . . .” in the section titled “How to Redeem Your Shares – 2% Redemption Fee” is replaced in its entirety with the following:

Further, the Fund may not apply the redemption fee to certain types of redemptions that officers of the Fund believe are not part of a pattern of frequent trading to profit from short-term securities market fluctuations, such as: investments in the Fund by ReFlow in connection with the ReFlow liquidity program (the ReFlow liquidity program is described under “Management of the Fund” above); redemptions of shares through automatic rebalancing programs or systematic withdrawal plans; redemptions requested for hardships such as the death or disability of the shareholder (or, if a trust, its beneficiary); redemptions for certain retirement plan transactions such as closing de minimis accounts, loans, plan fees, required minimum distributions, return of excess contributions, QDRO (qualified domestic relations order), automatic payroll contributions, and withdrawals at termination; redemptions requested for a QDIA (qualified default investment alternative) or redemptions initiated by the Fund.

On page 34 of the Prospectus, directly following the sentence beginning, “Pursuant to procedures adopted by the Fund's Board . . .” in the section titled “In-Kind Transactions” the following additional sentence is added:

The Fund may also use redemptions in-kind for certain Fund shares redeemed by ReFlow.

PLEASE RETAIN FOR FUTURE REFERENCE.

FPA Funds Trust

FPA Crescent Fund

Supra Institutional Class (FPCSX)

Supplement dated January 26, 2021 to the

Prospectus dated September 4, 2020

This Supplement amends information in the Prospectus the Supra Institutional Class of the FPA Crescent Fund (the “Fund”), a series of FPA Funds Trust, dated September 4, 2020.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpa.com or calling us at (800) 638-3060.

Effective immediately, the following changes to the Prospectus are made:

On page 2 of the Prospectus, the second footnote to the fee table is replaced in its entirety with the following:

First Pacific Advisors, LP (the "Adviser" or "FPA"), the Fund's investment adviser, has contractually agreed to reimburse the Fund for operating expenses in excess of 0.05% of the average net assets of the Fund, excluding management fees, administrative service fees, short sale dividend expenses and interest expenses on cash deposits relating to short sales, brokerage fees and commissions, redemption liquidity service expenses, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business, through September 4, 2021. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.

On page 10 of the Prospectus, in second paragraph the sentence beginning, “For example, the minimums listed above. . .” in the section titled “Purchase and Sale of Fund Shares, Purchase and Investment Minimums, How to Buy Fund Shares” is replaced in its entirety with the following:

For example, the minimums listed above may be waived or lowered for investors who are Trustees or officers of the Fund, employees of the Adviser and/or customers of certain financial intermediaries that hold the Fund's shares in certain omnibus accounts, and investments in the Fund by ReFlow in connection with the ReFlow liquidity program (described in additional detail below under “Management of the Fund”), at the discretion of the officers of the Fund.

In the section titled “Management of the Fund” on page 27 of the Prospectus, beneath the “Portfolio Managers” subsection, a new subsection titled “ReFlow Liquidity Program” is added containing the following:

ReFlow Liquidity Program

The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 14 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.20% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. This fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will purchase Supra Institutional Class shares of the Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s redemption-in-kind policies described under “Other Shareholder Services” below. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are not subject to the Fund’s 2% redemption fee nor its excessive trading limitations described in “2% Redemption Fee” and “Excessive Trading and Market Timing” below. The Fund’s Board of Trustees has approved the Fund’s use of the ReFlow program.

The Adviser believes that the program may assist in stabilizing the Fund’s net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so. To the extent the Fund’s net assets do not decline, the Adviser may also benefit.

On page 31 of the Prospectus, the sentence beginning, “Further, the Fund may not apply the redemption fee to certain types of redemptions . . .” in the section titled “How to Redeem Your Shares – 2% Redemption Fee” is replaced in its entirety with the following:

Further, the Fund may not apply the redemption fee to certain types of redemptions that officers of the Fund believe are not part of a pattern of frequent trading to profit from short-term securities market fluctuations, such as: investments in the Fund by ReFlow in connection with the ReFlow liquidity program (the ReFlow liquidity program is described under “Management of the Fund” above); redemptions of shares through automatic rebalancing programs or systematic withdrawal plans; redemptions requested for hardships such as the death or disability of the shareholder (or, if a trust, its beneficiary); redemptions for certain retirement plan transactions such as closing de minimis accounts, loans, plan fees, required minimum distributions, return of excess contributions, QDRO (qualified domestic relations order), automatic payroll contributions, and withdrawals at termination; redemptions requested for a QDIA (qualified default investment alternative) or redemptions initiated by the Fund.

On page 35 of the Prospectus, directly following the sentence beginning, “Pursuant to procedures adopted by the Fund's Board . . .” in the section titled “In-Kind Transactions” the following additional sentence is added:

The Fund may also use redemptions in-kind for certain Fund shares redeemed by ReFlow.

PLEASE RETAIN FOR FUTURE REFERENCE.

FPA Funds Trust

FPA Crescent Fund

Institutional Class (FPACX)

Supplement dated January 26, 2021 to the

Statement of Additional Information dated April 30, 2020, as supplemented

This Supplement amends information in the Statement of Additional Information (the “SAI”) for the Institutional Class of the FPA Crescent Fund (the “Fund”), a series of FPA Funds Trust, dated April 30, 2020, as supplemented.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.fpa.com or calling us at (800) 638-3060.

Effective immediately, the following changes to the SAI are made:

On page 64 of the SAI, directly following the sentence beginning, “Pursuant to procedures adopted by the Fund's Board . . .” in the section titled “Redemptions-In-Kind” the following additional sentence is added:

The Fund may also use redemptions in-kind for certain Fund shares redeemed by ReFlow.

On page 66 of the SAI, in the section title “Redemption Fees – Waiver of Redemption Fees” directly above the current first bullet point the following is added to the list therein as a new first bullet point:

•	Investments in the Fund by ReFlow in connection with the ReFlow liquidity program;

PLEASE RETAIN FOR FUTURE REFERENCE.

FPA Funds Trust

FPA Crescent Fund

Supra Institutional Class (FPCSX)

Supplement dated January 26, 2021 to the

Statement of Additional Information dated September 4, 2020

This Supplement amends information in the Statement of Additional Information (the “SAI”) for the Supra Institutional Class of the FPA Crescent Fund (the “Fund”), a series of FPA Funds Trust, dated September 4, 2020.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.fpa.com or calling us at (800) 638-3060.

Effective immediately, the following changes to the SAI are made:

On page 64 of the SAI, directly following the sentence beginning, “Pursuant to procedures adopted by the Fund's Board . . .” in the section titled “Redemptions-In-Kind” the following additional sentence is added:

The Fund may also use redemptions in-kind for certain Fund shares redeemed by ReFlow.

On page 65 of the SAI, in the section title “Redemption Fees – Waiver of Redemption Fees” directly above the current first bullet point the following is added to the list therein as a new first bullet point:

•	Investments in the Fund by ReFlow in connection with the ReFlow liquidity program;

PLEASE RETAIN FOR FUTURE REFERENCE.